UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
New York Tax-Free Income Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)				subsidized	unsubsidized[1]
								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10	11-30-10

Class A	–0.01	2.90	4.10	–3.79	–0.01	15.37	49.42	2.94	2.72

Class B	–1.07	2.78	3.99	–4.66	–1.07	14.69	47.95	2.37	2.15

Class C	2.93	3.13	3.85	–0.72	2.93	16.65	45.90	2.37	2.15

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-11. The net expenses are as follows: Class A — 0.94%, Class B — 1.64% and Class C — 1.64%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.09%, Class B — 1.79% and Class C — 1.79%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

6	New York Tax-Free Income Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$14,795	$14,795	$16,831

Class C2	11-30-00	14,590	14,590	16,831

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | New York Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value on	Expenses paid during
	on 6-1-10	11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,007.00	$4.88

Class B	1,000.00	1,002.70	8.38

Class C	1,000.00	1,002.70	8.38

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	New York Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 6-1-10	11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.20	$4.91

Class B	1,000.00	1,016.70	8.44

Class C	1,000.00	1,016.70	8.44

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.97%, 1.67% and 1.67% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | New York Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings[1]

Metropolitan Transportation Authority, 11-15-34, 5.000%	4.4%

New York State Dormitory Authority, 5-15-19, 5.500%	3.6%

Oneida County Industrial Development Agency, 7-1-29, Zero	3.4%

New York City Industrial Development Agency, 3-1-15, 6.250%	3.1%

Triborough Bridge & Tunnel Authority, 1-1-21, 6.125%	3.0%

Puerto Rico Sales Tax Financing Authority, 8-1-32, Zero	2.6%

Long Island Power Authority, 4-1-39, 5.750%	2.5%

City of New York, 12-1-17, 5.250%	2.5%

New York Local Assistance Corp., 4-1-17, 5.500%	2.3%

New York City Municipal Water Finance Authority, 6-15-20, Zero	2.3%

Sector Composition[2,3]

General Obligation Bonds	3%	Airport	5%

Revenue Bonds		Transportation	5%

Education	13%	Facilities	3%

Water & Sewer	11%	Tobacco	3%

Health Care	10%	Pollution	1%

Development	8%	Other Revenue	25%

Utilities	8%	Short-Term Investments & Other	5%

Quality Composition[2,4]

AAA	12%

AA	33%

A	21%

BBB	14%

BB	7%

Not Rated	8%

Short-Term Investments & Other	5%

1 As a percentage of net assets on 11-30-10. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 11-30-10.

3 Investments focused on one sector may fluctuate more widely than investments across various sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	New York Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 95.04%				$60,440,937

(Cost $57,746,426)

New York 81.77%				52,001,398

Albany Parking Authority,
Auto Parking Revenue, Prerefunded to
7-15-11, Series A	5.625	07-15-25	$385,000	401,782

Albany Parking Authority,
Auto Parking Revenue, Series A	5.625	07-15-25	365,000	368,836

Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.375	07-15-43	1,000,000	1,035,920

Chautauqua Asset Securitization Corp.,
Tobacco Settlement	6.750	07-01-40	1,000,000	981,100

City of New York, Series B	5.250	12-01-17	1,500,000	1,573,770

City of New York, Series E-1	6.250	10-15-28	500,000	573,510

Herkimer County Industrial
Development Agency,
Flots Adult Home, Series A	5.500	03-20-40	975,000	1,028,206

Long Island Power Authority,
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,579,995

Long Island Power Authority,
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,087,320

Metropolitan Transportation Authority,
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,071,090

Metropolitan Transportation Authority,
Transit Revenue, Series B	5.000	11-15-34	2,750,000	2,825,900

Monroe Newpower Corp.,
Electric, Power & Light Revenues	5.100	01-01-16	1,000,000	1,024,900

Nassau County Industrial Development Agency,
North Shore Health Systems Project, Series A	6.250	11-01-21	275,000	279,323

New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03-01-15	2,000,000	2,000,540

New York City Industrial Development Agency,
Airis JFK I LLC Project, Series A AMT	5.500	07-01-28	1,000,000	889,330

New York City Industrial Development Agency,
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	769,630

New York City Industrial Development Agency,
Lycee Francais De NY Project, Series A (D)	5.375	06-01-23	1,000,000	1,019,190

New York City Industrial Development Agency,
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	995,520

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Industrial Development Agency,
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	$1,000,000	$1,027,130

New York City Municipal Water
Finance Authority,
Water Revenue, Series A	5.750	06-15-40	1,000,000	1,085,830

New York City Municipal Water
Finance Authority,
Water Revenue, Series D	Zero	06-15-20	2,000,000	1,442,920

New York City Municipal Water
Finance Authority,
Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,023,000

New York City Municipal Water
Finance Authority,
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,023,710

New York City Transitional Finance Authority,
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,069,480

New York City Transitional Finance Authority,
Income Tax Revenue, Series A (Zero Coupon
steps up to 14.000% on 11-1-11)	Zero	11-01-29	1,000,000	986,530

New York Liberty Development Corp.	5.625	07-15-47	1,000,000	1,026,120

New York Local Assistance Corp.,
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,446,186

New York State Dormitory Authority, General
Purpose, Series E	5.000	02-15-35	1,000,000	1,027,420

New York State Dormitory Authority,
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,051,270

New York State Dormitory Authority,
City University, Prerefunded to 7-1-11,
Series A	5.250	07-01-31	130,000	133,710

New York State Dormitory Authority,
Miriam Osborn Memorial Home Association,
Series B (D)	6.875	07-01-25	750,000	758,265

New York State Dormitory Authority,
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	987,390

New York State Dormitory Authority,
North Shore Long Island Jewish Group,
Prerefunded to 5-1-13	5.375	05-01-23	1,000,000	1,111,520

New York State Dormitory Authority,
Orange Regional Medical Center	6.125	12-01-29	750,000	747,083

New York State Dormitory Authority,
State University Education Facilities,
Series A (D)	5.250	05-15-15	1,000,000	1,098,210

New York State Dormitory Authority,
State University Education Facilities, Series A	5.500	05-15-19	2,000,000	2,296,720

New York State Environmental Facilities Corp.,
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,035,110

Oneida County Industrial Development Agency,
Hamilton College Project, Series A (D)	Zero	07-01-29	5,330,000	2,184,927

Onondaga County Industrial Development
Agency AMT	6.125	01-01-32	1,000,000	907,280

Orange County Industrial Development Agency,
Arden Hill Care Center, Series C	7.000	08-01-31	500,000	443,355

12	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Port Authority of New York & New Jersey,
5th Installment Special Project AMT	6.750	10-01-19	$1,500,000	$1,436,340

Suffolk County Industrial Development Agency,
Huntington Hospital Project, Series B	6.000	11-01-22	1,000,000	1,019,190

Triborough Bridge & Tunnel Authority,
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	1,500,000	1,900,815

Tsasc, Inc., Tobacco Settlement,
Prerefunded to 7-15-12, Series 1	5.500	07-15-24	670,000	714,615

Upper Mohawk Valley Regional Water
Finance Authority,
Water Revenue (D)	Zero	04-01-22	2,230,000	1,365,786

Westchester County Healthcare Corp.,
Senior Lien, Series A	6.000	11-01-30	1,150,000	1,135,464

Yonkers Industrial Development Agency,
Yonkers, Inc., Prerefunded to 2-1-11,
Series A	6.625	02-01-26	1,000,000	1,010,160

Guam 0.79%				505,950

Guam Government, Series A	5.750	12-01-34	500,000	505,950

Puerto Rico 10.07%				6,401,574

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	10.021	07-01-11	1,000,000	1,067,060

Puerto Rico Public Building Authority,
Lease Revenue, Series A (D)	6.250	07-01-12	1,110,000	1,179,686

Puerto Rico Public Finance Corp.,
Prerefunded to 2-1-12, Series E	5.500	08-01-29	1,005,000	1,060,958

Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A (Zero Coupon
Steps up to 6.750% on 8-1-16)	Zero	08-01-32	2,000,000	1,624,940

Puerto Rico Sales Tax Financing Corp.	5.000	08-01-35	1,000,000	966,910

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	502,020

Virgin Islands 2.41%				1,532,015

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,047,470

Virgin Islands Public Finance Authority,
Series A1-1	5.000	10-01-29	500,000	484,545

Short-Term Investments 3.89%				$2,476,000

(Cost $2,476,000)

Repurchase Agreement 3.89%				2,476,000

Repurchase Agreement with State Street Corp.
dated 11-30-10 at 0.010% to be repurchased
at $2,476,001 on 12-1-10, collateralized by
$2,270,000 Federal Home Loan Mortgage
Corp., 4.500% due 7-15-13 (valued at
$2,531,050, including interest)			$2,476,000	2,476,000

Total investments (Cost $60,222,426)† 98.93%				$62,916,937

Other assets and liabilities, net 1.07%				$679,256

Total net assets 100.00%				$63,596,193

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	13

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a percentage of total investments

ACA Financial Guaranty Corp.	4.41%
Ambac Financial Group, Inc.	4.05%
National Public Finance Guarantee Corp.	6.91%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $60,118,244. Net unrealized appreciation aggregated $2,798,693, of which $3,403,932 related to appreciated investment securities and $605,239 related to depreciated investment securities.

The Fund has the following sector composition as of 11-30-10 (as a percentage of total net assets):

General Obligation Bonds	3%

Revenue Bonds
Education	13%
Water & Sewer	11%
Health Care	10%
Development	8%
Utilities	8%
Airport	5%
Transportation	5%
Facilities	3%
Tobacco	3%
Pollution	1%
Other Revenue	25%
Short-Term Investments & Other	5%

14	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $60,222,426)	$62,916,937
Cash	11
Receivable for fund shares sold	52,509
Interest receivable	835,570
Receivable due from adviser	652
Other receivables and prepaid assets	7,146

Total assets	63,812,825

Liabilities

Payable for fund shares repurchased	111,476
Distributions payable	65,185
Payable to affiliates
Accounting and legal services fees	814
Transfer agent fees	3,630
Distribution and service fees	7,083
Trustees’ fees	3,035
Other liabilities and accrued expenses	25,409

Total liabilities	216,632

Net assets

Capital paid-in	$61,151,621
Undistributed net investment income	26,074
Accumulated net realized loss on investments	(276,013)
Net unrealized appreciation (depreciation) on investments	2,694,511

Net assets	$63,596,193

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($52,617,238 ÷ 4,369,296 shares)	$12.04
Class B ($2,456,928 ÷ 203,987 shares)[1]	$12.04
Class C ($8,522,027 ÷ 707,545 shares)[1]	$12.04

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.61

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,630,600

Expenses

Investment management fees (Note 4)	162,326
Distribution and service fees (Note 4)	136,404
Accounting and legal services fees (Note 4)	4,831
Transfer agent fees (Note 4)	27,280
Trustees’ fees (Note 4)	2,951
State registration fees	4,037
Printing and postage	4,224
Professional fees	24,628
Custodian fees	5,528
Registration and filing fees	9,580
Other	3,541

Total expenses	385,330
Less expense reductions (Note 4)	(30,836)

Net expenses	354,494

Net investment income	1,276,106

Realized and unrealized gain (loss)
Net realized gain on investments	41,900
Change in net unrealized appreciation (depreciation) of investments	(906,555)

Net realized and unrealized loss	(864,655)

Increase in net assets from operations	$411,451

16	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10
Increase (decrease) in net assets

From operations
Net investment income	$1,276,106	$2,578,663
Net realized gain	41,900	90,793
Change in net unrealized appreciation (depreciation)	(906,555)	3,013,989

Increase in net assets resulting from operations	411,451	5,683,445

Distributions to shareholders
From net investment income
Class A	(1,084,747)	(2,189,305)
Class B	(47,710)	(135,730)
Class C	(137,514)	(235,815)

Total distributions	(1,269,971)	(2,560,850)

From Fund share transactions (Note 5)	62,640	3,759,354

Total increase (decrease)	(795,880)	6,881,949

Net assets

Beginning of period	64,392,073	57,510,124

End of period	$63,596,193	$64,392,073

Undistributed net investment income	$26,074	$19,939

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	17

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning
of period	$12.20	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Net investment income[3]	0.25	0.51	0.38	0.51	0.52	0.52	0.52
Net realized and unrealized gain
(loss) on investments	(0.16)	0.60	(0.36)	(0.07)	(0.37)	(0.21)	0.15
Total from investment operations	0.09	1.11	0.02	0.44	0.15	0.31	0.67
Less distributions
From net investment income	(0.25)	(0.51)	(0.38)	(0.51)	(0.52)	(0.52)	(0.52)
Net asset value, end of period	$12.04	$12.20	$11.60	$11.96	$12.03	$12.40	$12.61
Total return (%)[4]	0.70[5,6]	9.71[5]	0.28[6]	3.73[5]	1.18[5]	2.54[5]	5.50

Ratios and supplemental data

Net assets, end of period
(in millions)	$53	$54	$46	$44	$40	$43	$44
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.07[7]	1.10	1.19[7,8]	1.04	1.03	1.03	1.06
Expenses net of fee waivers	0.97[7]	1.10	1.19[7,8]	1.04	1.03	1.03	1.06
Net investment income	4.05[7]	4.27	4.50[7]	4.28	4.22	4.20	4.18
Portfolio turnover (%)	7	7	22	25	17	32	25

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

18	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning
of period	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Net investment income[3]	0.21	0.42	0.32	0.43	0.43	0.43	0.43
Net realized and unrealized gain
(loss) on investments	(0.17)	0.61	(0.36)	(0.07)	(0.37)	(0.21)	0.15
Total from investment operations	0.04	1.03	(0.04)	0.36	0.06	0.22	0.58
Less distributions
From net investment income	(0.21)	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)	(0.43)
Net asset value, end of period	$12.04	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Total return (%)[4]	0.27[5,6]	9.03[5]	(0.24)[6]	3.01[5]	0.48[5]	1.83[5]	4.77

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$3	$6	$8	$11	$14	$17
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.76[7]	1.80	1.89[7,8]	1.74	1.73	1.73	1.76
Expenses net of fee waivers	1.67[7]	1.80	1.89[7,8]	1.74	1.73	1.73	1.76
Net investment income	3.35[7]	3.57	3.80[7]	3.57	3.52	3.50	3.48
Portfolio turnover (%)	7	7	22	25	17	32	25

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning
of period	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61	$12.46
Net investment income[3]	0.21	0.43	0.32	0.43	0.43	0.43	0.43
Net realized and unrealized gain
(loss) on investments	(0.17)	0.60	(0.36)	(0.07)	(0.37)	(0.21)	0.15
Total from investment operations	0.04	1.03	(0.04)	0.36	0.06	0.22	0.58
Less distributions
From net investment income	(0.21)	(0.42)	(0.32)	(0.43)	(0.43)	(0.43)	(0.43)
Net asset value, end of period	$12.04	$12.21	$11.60	$11.96	$12.03	$12.40	$12.61
Total return (%)[4]	0.27[5,6]	9.04[5]	(0.24)[6]	3.01[5]	0.48[5]	1.83[5]	4.77

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$8	$6	$3	$4	$3	$5
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.77[7]	1.80	1.89[7,8]	1.74	1.73	1.73	1.76
Expenses net of fee waivers	1.67[7]	1.80	1.89[7,8]	1.74	1.73	1.73	1.76
Net investment income	3.34[7]	3.56	3.79[7]	3.57	3.51	3.50	3.48
Portfolio turnover (%)	7	7	22	25	17	32	25

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the six months ended November 30, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

20	New York Tax-Free Income Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $415,985 available to offset future net realized capital gains as of May 31, 2010. The capital loss carryforward expires as follows: May 31, 2011 — $414,533, and May 31, 2012 — $1,452.

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | New York Tax-Free Income Fund	21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 0.94%, 1.64% and 1.64% for Class A, Class B and Class C shares, respectively. The fee waivers and/or reimbursements will continue in effect until September 30, 2011.

Accordingly, these expense reductions amounted to $25,553, $1,308 and $3,975 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2010.

22	New York Tax-Free Income Fund | Semiannual report

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $75,081 for the six months ended November 30, 2010. Of this amount, $645 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $69,789 was paid as sales commissions to broker-dealers and $4,647 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $1,446 and $33 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | New York Tax-Free Income Fund	23

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$80,677	$22,625
Class B	14,328	1,215
Class C	41,399	3,440
Total	$136,404	$27,280

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	326,528	$4,017,229	884,951	$10,513,550
Distributions reinvested	62,964	773,140	130,995	1,569,696
Repurchased	(426,655)	(5,241,899)	(592,810)	(7,108,543)

Net increase (decrease)	(37,163)	($451,530)	423,136	$4,974,703

Class B shares

Sold	11,344	$138,938	28,266	$339,500
Distributions reinvested	2,526	31,030	7,807	93,215
Repurchased	(53,433)	(658,947)	(287,991)	(3,404,798)

Net decrease	(39,563)	($488,979)	(251,918)	($2,972,083)

Class C shares

Sold	120,218	$1,477,627	247,379	$2,951,876
Distributions reinvested	6,226	76,458	10,249	123,073
Repurchased	(44,899)	(550,936)	(110,153)	(1,318,215)

Net increase	81,545	$1,003,149	147,475	$1,756,734

Net increase	4,819	$62,640	318,693	$3,759,354

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $4,600,130 and $5,520,218, respectively, for the six months ended November 30, 2010.

24	New York Tax-Free Income Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock New York Tax-Free Income Fund (the Fund), a series of John Hancock Tax-Exempt Series Fund (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies

Semiannual report | New York Tax-Free Income Fund	25

of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

26	New York Tax-Free Income Fund | Semiannual report

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

NY Tax-Free Income Fund	13.18%	3.28%	3.53%	5.15%
Barclays Capital Municipal Bond Index	12.91%	4.41%	4.32%	5.75%
Muni NY Long Category Median	15.46%	3.53%	3.67%	5.19%
Morningstar 15(c) Peer Group Median	16.82%	3.41%	3.70%	5.21%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

The Board considered presentations made by the Subadviser and the Adviser on the investment management style of the Subadviser and noted that the Subadviser has improved performance over the one-year period due to its positioning in shorter duration bonds. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer

Semiannual report | New York Tax-Free Income Fund	27

Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board reviewed the Fund’s Gross and Net Expense Ratios of 1.13% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was slightly higher than the Peer Group median and higher than the Category median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Peer Group Category medians. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio.

The Board viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Gross Expense Ratio at 0.94% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2011.

The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds

28	New York Tax-Free Income Fund | Semiannual report

managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | New York Tax-Free Income Fund	29

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	New York Tax-Free Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.	760SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

John Hancock
MUTUAL FUNDS

John Hancock
Massachusetts Tax-Free Income Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge (POP)			with maximum sales charge (POP)				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10	11-30-10

Class A	–1.25	2.76	4.34	–4.51	–1.25	14.56	52.89	2.94	2.83

Class B	–2.39	2.63	4.24	–5.35	–2.39	13.83	51.42	2.37	2.26

Class C	1.66	2.99	4.09	–1.35	1.66	15.88	49.33	2.37	2.26

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-11. The net expenses are as follows: Class A — 0.95%, Class B — 1.65% and Class C — 1.65%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.01%, Class B — 1.71% and Class C — 1.71%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

6	Massachusetts Tax-Free Income Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$15,142	$15,142	$16,831

Class C2	11-30-00	14,933	14,933	16,831

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Massachusetts Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 ■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

 ■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$999.80	$4.81

Class B	1,000.00	995.50	8.30

Class C	1,000.00	996.30	8.31

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Massachusetts Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.30	$4.86

Class B	1,000.00	1,016.70	8.39

Class C	1,000.00	1,016.70	8.39

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.96%, 1.66% and 1.66% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Massachusetts Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings[1]

Massachusetts Development Finance Agency, 10-15-40, 5.000%			4.3%

Massachusetts State Department of Transportation, 1-1-37, 5.000%			2.7%

Boston Housing Authority, 4-1-27, 5.000%			2.5%

Holyoke Gas & Electric Department,12-1-31, 5.000%			2.5%

Massachusetts Water Resources Authority, 8-1-29, 5.250%			2.2%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%			2.2%

Massachusetts Bay Transportation Authority, 7-1-33, 5.250%			2.1%

Puerto Rico Sales Tax Financing Authority, 8-1-32, Zero			1.9%

Commonwealth of Massachusetts, 12-1-24, 5.500%			1.8%

Massachusetts Health & Educational Facilities Authority, 12-15-31, 9.200%			1.8%

Sector Composition[2,3]

General Obligation Bonds	7%	Housing	10%

Revenue Bonds		Pollution	3%

Education	18%	Utilities	2%

Water & Sewer	15%	Development	1%

Health Care	14%	Other Revenue	16%

Transportation	12%	Short-Term Investments & Other	2%

Quality Composition[2,4]

AAA	11%

AA	31%

A	22%

BBB	20%

Not Rated	14%

Short-Term Investments & Other	2%

1 As a percentage of net assets on 11-30-10. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of net assets on 11-30-10.

3 Investments focused on one sector may fluctuate more widely than investments across multiple sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	Massachusetts Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 97.99%				$126,407,985

(Cost $124,097,267)

Massachusetts 84.72%				109,284,195

Boston Housing Authority,
Capital Program Revenue (D)	4.500	04-01-26	$1,000,000	968,690

Boston Housing Authority,
Capital Program Revenue (D)	5.000	04-01-27	3,255,000	3,274,628

Boston Housing Authority,
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	1,997,560

Boston Industrial Development Financing
Authority, Harbor Electric Energy Company
Project AMT	7.375	05-15-15	130,000	130,532

Boston Water & Sewer Commission,
Sewer Revenue, Series A	5.750	11-01-13	275,000	297,094

Boston Water & Sewer Commission,
Water Revenue, Series A	5.000	11-01-30	1,000,000	1,074,370

Commonwealth of Massachusetts,
Public Improvements (D)	5.500	11-01-17	1,000,000	1,210,220

Commonwealth of Massachusetts,
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,183,050

Commonwealth of Massachusetts, Series C (D)	5.500	12-01-24	2,000,000	2,381,240

Commonwealth of Massachusetts, Series E (D)	5.000	11-01-25	1,000,000	1,133,220

Freetown Lakeville Regional School District (D)	5.000	07-01-23	1,000,000	1,030,140

Holyoke Gas & Electric Department,
Natural Gas Revenue, Series A (D)	5.000	12-01-31	3,410,000	3,203,218

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A	5.000	07-01-31	2,000,000	2,141,620

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A	5.250	07-01-31	1,000,000	1,104,220

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,442,742

Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A-2	Zero	07-01-26	2,500,000	1,236,500

Massachusetts Bay Transportation Authority,
Transit Revenue, Series A	7.000	03-01-14	1,000,000	1,130,050

Massachusetts Bay Transportation Authority,
Transit Revenue, Series B	5.250	07-01-33	2,500,000	2,749,025

Massachusetts Development Finance Agency,
Bentley University	5.000	07-01-28	750,000	756,795

Massachusetts Development Finance Agency,
Belmont Hill School, Prerefunded to 9-1-11	5.000	09-01-31	1,000,000	1,044,920

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Development Finance Agency,
Brandeis University, Series 0-1	5.000	10-01-40	$1,000,000	$981,680

Massachusetts Development Finance Agency,
Carleton Willard Village	5.625	12-01-30	450,000	444,942

Massachusetts Development Finance Agency,
Combined Jewish Philanthropies, Series A	5.250	02-01-22	1,840,000	1,933,086

Massachusetts Development Finance Agency,
Curry College, Series A (D)	4.500	03-01-25	1,000,000	884,790

Massachusetts Development Finance Agency,
Curry College, Series A (D)	5.250	03-01-26	1,000,000	967,310

Massachusetts Development Finance Agency,
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	2,000,000	1,903,660

Massachusetts Development Finance Agency,
Draper Laboratory	5.875	09-01-30	2,000,000	2,147,020

Massachusetts Development Finance Agency,
Emerson College, Series A	5.000	01-01-40	2,000,000	1,891,600

Massachusetts Development Finance Agency,
Harvard University, Series B	5.000	10-15-40	5,190,000	5,492,421

Massachusetts Development Finance Agency,
Linden Ponds, Inc., Series A	5.750	11-15-35	1,500,000	1,064,610

Massachusetts Development Finance Agency,
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,004,410

Massachusetts Development Finance Agency,
New England Conservatory of Music	5.250	07-01-38	2,000,000	1,852,000

Massachusetts Development Finance Agency,
Ogden Haverhill Project, Series B AMT	5.500	12-01-19	1,500,000	1,501,110

Massachusetts Development Finance Agency,
Orchard Cove	5.250	10-01-26	1,000,000	833,570

Massachusetts Development Finance Agency,
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,345,288

Massachusetts Development Finance Agency,
The Groves in Lincoln, Series A	7.750	06-01-39	700,000	726,187

Massachusetts Development Finance Agency,
VOA Concord Assisted Living, Prerefunded to
10-20-11, Series A	6.900	10-20-41	1,000,000	1,101,920

Massachusetts Development Finance Agency,
Series A, Southeastern Massachusetts
System, Series A (D)	5.625	01-01-16	500,000	514,615

Massachusetts Health & Educational
Facilities Authority, Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	1,940,200

Massachusetts Health & Educational Facilities
Authority, Boston College, Series L	4.750	06-01-31	1,000,000	1,001,980

Massachusetts Health & Educational Facilities
Authority, Civic Investments, Prerefunded to
12-15-12, Series B	9.200	12-15-31	2,000,000	2,349,660

Massachusetts Health & Educational Facilities
Authority, Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	798,000

Massachusetts Health & Educational Facilities
Authority, Harvard Pilgrim Health Care,
Series A (D)	5.000	07-01-18	1,000,000	1,001,130

Massachusetts Health & Educational Facilities
Authority, Lahey Clinic Medical Center,
Series C (D)	5.000	08-15-23	1,000,000	1,013,570

12	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare System	5.000	07-01-22	$1,000,000	$1,066,040

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare, Prerefunded
to 7-1-11, Series C	5.750	07-01-32	970,000	1,010,381

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare, Series C	5.750	07-01-32	30,000	30,490

Massachusetts Health & Educational Facilities
Authority, Partners HealthCare, Series J1	5.000	07-01-34	1,000,000	994,470

Massachusetts Health & Educational Facilities
Authority, South Shore Hospital	5.750	07-01-29	365,000	365,022

Massachusetts Health & Educational Facilities
Authority, Springfield College	5.625	10-15-40	2,000,000	2,018,620

Massachusetts Health & Educational Facilities
Authority, Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,009,660

Massachusetts Health & Educational Facilities
Authority, Suffolk University, Series A	6.250	07-01-30	1,000,000	1,056,320

Massachusetts Health & Educational Facilities
Authority, Tufts University	5.375	08-15-38	350,000	370,206

Massachusetts Health & Educational Facilities
Authority, University of Massachusetts
Worcester Campus, Prerefunded to 10-1-11,
Series B (D)	5.250	10-01-31	1,500,000	1,561,695

Massachusetts Health & Educational Facilities
Authority, Wheelock College, Prerefunded to
10-1-11, Series B (D)	5.625	10-01-30	1,000,000	1,042,180

Massachusetts Health & Educational Facilities
Authority, Williams College, Series H	5.000	07-01-33	1,500,000	1,522,815

Massachusetts Health & Educational Facilities
Authority, Woods Hole Oceanographic,
Series B	5.375	06-01-30	1,000,000	1,057,800

Massachusetts Housing Finance Agency,
Series A AMT (D)	5.800	07-01-30	910,000	909,927

Massachusetts Housing Finance Agency,
Series B	4.700	12-01-16	1,255,000	1,303,569

Massachusetts Industrial Finance Agency,
Aquarion Water Company AMT	6.750	12-01-20	2,780,000	2,781,529

Massachusetts Industrial Finance Agency,
Aquarion Water Company AMT	6.900	12-01-29	1,210,000	1,210,085

Massachusetts Industrial Finance Agency,
Ogden Haverhill Project, Series A AMT	5.600	12-01-19	500,000	501,180

Massachusetts Port Authority,
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,629,514

Massachusetts Port Authority,
US Airways Project, Series A AMT (D)	5.750	09-01-16	1,000,000	950,120

Massachusetts Special Obligation,
Prerefunded to 1-1-14 (D)	5.250	01-01-26	1,000,000	1,122,650

Massachusetts State College Building
Authority, College & University Revenue,
Series A	5.500	05-01-49	1,000,000	1,040,450

Massachusetts State College Building
Authority, College & University Revenue,
Series B (D)	Zero	05-01-19	1,000,000	732,000

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Massachusetts (continued)

Massachusetts State Department of
Transportation, Highway Revenue Tolls	5.000	01-01-37	$3,500,000	$3,509,975

Massachusetts State Turnpike Authority,
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	513,690

Massachusetts State Turnpike Authority,
Highway Revenue Tolls, Series C (D)	Zero	01-01-20	1,000,000	652,760

Massachusetts Water Pollution
Abatement Trust, Series 7	5.125	02-01-31	1,775,000	1,787,407

Massachusetts Water Pollution Abatement
Trust, Government Fund/Grant Revenue	5.000	08-01-28	1,000,000	1,080,210

Massachusetts Water Pollution Abatement
Trust, Prerefunded to 8-1-11, Series 7	5.125	02-01-31	645,000	665,737

Massachusetts Water Pollution Abatement
Trust, Series 9	5.250	08-01-18	60,000	69,445

Massachusetts Water Pollution Abatement
Trust, Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,032,540

Massachusetts Water Pollution Abatement
Trust, Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,052,370

Massachusetts Water Resources Authority,
Water Revenue, Series A	5.000	08-01-40	1,000,000	1,030,880

Massachusetts Water Resources Authority,
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,023,960

Massachusetts Water Resources Authority,
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	2,785,475

Pittsfield, City of, Prerefunded to 4-15-12 (D)	5.000	04-15-19	1,000,000	1,070,850

Plymouth County, Correctional Facility
Project (D)	5.000	04-01-22	1,000,000	1,011,870

University of Massachusetts Building Authority,
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,525,710

Guam 0.39%				505,950

Guam Government, Series A	5.750	12-01-34	500,000	505,950

Puerto Rico 11.70%				15,096,680

Commonwealth of Puerto Rico, Income Tax
Revenue (D)(P)	9.532	07-01-11	400,000	422,880

Commonwealth of Puerto Rico, Series B	5.750	07-01-38	1,000,000	1,032,060

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	10.021	07-01-11	1,000,000	1,067,060

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A (Zero Coupon Steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,750,000	1,781,168

Puerto Rico Highway & Transportation
Authority, Fuel Sales Tax Revenue, Escrowed
to Maturity, Series Y	6.250	07-01-14	955,000	1,128,944

Puerto Rico Highway & Transportation
Authority, Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	50,010

Puerto Rico Highway & Transportation
Authority, Highway Revenue Tolls,
Series AA (D)	5.500	07-01-19	2,000,000	2,141,060

Puerto Rico Highway & Transportation
Authority, Series H	5.450	07-01-35	1,000,000	1,005,880

Puerto Rico Housing Finance Authority	5.125	12-01-27	1,000,000	1,011,450

14	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Puerto Rico (continued)

Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A (Zero Coupon
Steps up to 6.750% on 8-1-16)	Zero	08-01-32	$3,000,000	$2,437,408

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A	5.500	08-01-42	1,000,000	1,010,680

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	2,000,000	2,008,080

Virgin Islands 1.18%				1,521,160

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,047,470

Virgin Islands Public Finance Authority,
Series A-1	5.000	10-01-39	500,000	473,690

Short-Term Investments 0.64%				$831,000

(Cost $831,000)

Repurchase Agreement 0.64%				831,000

Repurchase Agreement with State Street Corp.
dated 11-30-10 at 0.010% to be repurchased
at $831,000 on 12-1-10, collateralized by
$765,000 Federal Home Loan Mortgage
Corp., 4.500% due 7-15-13 (valued at
$852,975, including interest)			$831,000	831,000

Total investments (Cost $124,928,267)† 98.63%				$127,238,985

Other assets and liabilities, net 1.37%				$1,767,128

Total net assets 100.00%				$129,006,113

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a percentage of total investments

ACA Financial Guaranty Corp.	1.46%
Ambac Financial Group, Inc.	4.27%
Assured Guarantee Corp.	0.79%
Assured Guaranty Municipal Corp.	8.83%
Financial Guaranty Insurance Company	2.51%
National Public Finance Guarantee Corp.	11.58%
Radian Asset Assurance, Inc.	0.63%
XL Capital Assurance, Inc.	0.58%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $124,638,923. Net unrealized appreciation aggregated $2,600,062, of which $4,492,071 related to appreciated investment securities and $1,892,009 related to depreciated investment securities.

The Fund has the following sector composition as of 11-30-10 (as a percentage of total net assets):

General Obligation Bonds	7%
Revenue Bonds
Education	18%
Water & Sewer	15%
Health Care	14%
Transportation	12%
Housing	10%
Pollution	3%
Utilities	2%
Development	1%
Other Revenue	16%
Short-Term Investments & Other	2%

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $124,928,267)	$127,238,985
Cash	371
Receivable for fund shares sold	150,720
Interest receivable	2,083,238
Receivable due from adviser	700
Other receivables and prepaid assets	18,068

Total assets	129,492,082

Liabilities

Payable for fund shares repurchased	270,850
Distributions payable	152,205
Payable to affiliates
Accounting and legal services fees	1,026
Transfer agent fees	7,421
Distribution and service fees	17,016
Trustees’ fees	5,168
Other liabilities and accrued expenses	32,283

Total liabilities	485,969

Net assets

Capital paid-in	$126,328,886
Undistributed net investment income	29,134
Accumulated net realized gain on investments	337,375
Net unrealized appreciation (depreciation) on investments	2,310,718

Net assets	$129,006,113

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($104,183,025 ÷ 8,479,897 shares)	$12.29
Class B ($4,376,722 ÷ 356,289 shares)[1]	$12.28
Class C ($20,446,366 ÷ 1,664,224 shares)[1]	$12.29

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.87

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,196,588

Expenses

Investment management fees (Note 4)	333,234
Distribution and service fees (Note 4)	287,634
Accounting and legal services fees (Note 4)	9,331
Transfer agent fees (Note 4)	45,897
Trustees’ fees (Note 4)	6,020
State registration fees	7,156
Printing and postage	6,347
Professional fees	24,763
Custodian fees	10,909
Registration and filing fees	9,530
Other	4,497

Total expenses	745,318
Less expense reductions (Note 4)	(20,382)

Net expenses	724,936

Net investment income	2,471,652

Realized and unrealized gain (loss)

Net realized gain on investments	267,217
Change in net unrealized appreciation (depreciation) of investments	(2,896,881)

Net realized and unrealized loss	(2,629,664)

Decrease in net assets from operations	($158,012)

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$2,471,652	$4,835,598
Net realized gain (loss)	267,217	(213,753)
Change in net unrealized appreciation (depreciation)	(2,896,881)	4,900,786

Increase (decrease) in net assets resulting from operations	(158,012)	9,522,631

Distributions to shareholders
From net investment income
Class A	(2,067,175)	(4,038,882)
Class B	(76,532)	(199,826)
Class C	(313,960)	(556,622)
From net realized gain
Class A	—	(286,088)
Class B	—	(16,918)
Class C	—	(48,998)

Total distributions	(2,457,667)	(5,147,334)

From Fund share transactions (Note 5)	2,225,643	8,534,562

Total increase (decrease)	(390,036)	12,909,859

Net assets

Beginning of period	129,396,149	116,486,290

End of period	$129,006,113	$129,396,149

Undistributed net investment income	$29,134	$15,149

18	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning
of period	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87	$12.75
Net investment income[3]	0.24	0.49	0.38	0.51	0.53	0.53	0.54
Net realized and unrealized gain
(loss) on investments	(0.24)	0.46	(0.17)	(0.08)	(0.27)	(0.24)	0.11
Total from
investment operations	—	0.95	0.21	0.43	0.26	0.29	0.65
Less distributions
From net investment income	(0.24)	(0.49)	(0.39)	(0.50)	(0.52)	(0.52)	(0.53)
From net realized gain	—	(0.03)	—[4]	(0.02)	(0.01)	—[4]	—
Total distributions	(0.24)	(0.52)	(0.39)	(0.52)	(0.53)	(0.52)	(0.53)
Net asset value, end of period	$12.29	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Total return (%)[5]	(0.02)[6,7]	8.04[6]	1.84[7]	3.55[6]	2.02[6]	2.38[6]	5.21

Ratios and supplemental data

Net assets, end of period
(in millions)	$104	$105	$95	$97	$80	$78	$76
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.99[9]	1.00	1.09[8,9]	0.98	0.98	0.99	1.04
Expenses net of fee waivers	0.96[9]	1.00	1.09[8,9]	0.98	0.98	0.99	1.04
Expenses net of fee waivers
and credits	0.96[9]	1.00	1.09[8,9]	0.97	0.98	0.99	1.04
Net investment income	3.84[9]	4.00	4.39[9]	4.08	4.16	4.19	4.20
Portfolio turnover (%)	14	10	17	22	25	15	26

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Annualized.

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	19

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning
of period	$12.53	$12.09	$12.28	$12.37	$12.64	$12.87	$12.75
Net investment income[3]	0.20	0.41	0.32	0.42	0.44	0.44	0.45
Net realized and unrealized gain
(loss) on investments	(0.25)	0.46	(0.19)	(0.08)	(0.27)	(0.24)	0.11
Total from
investment operations	(0.05)	0.87	0.13	0.34	0.17	0.20	0.56
Less distributions
From net investment income	(0.20)	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)	(0.44)
From net realized gain	—	(0.03)	—[4]	(0.02)	(0.01)	—[4]	—
Total distributions	(0.20)	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)	(0.44)
Net asset value, end of period	$12.28	$12.53	$12.09	$12.28	$12.37	$12.64	$12.87
Total return (%)[5]	(0.45)[6,7]	7.37[6]	1.22[7]	2.83[6]	1.31[6]	1.67[6]	4.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$5	$7	$10	$12	$17	$20
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[9]	1.70	1.79[8,9]	1.68	1.68	1.69	1.74
Expenses net of fee waivers	1.66[9]	1.70	1.79[8,9]	1.68	1.68	1.69	1.74
Expenses net of fee waivers
and credits	1.66[9]	1.70	1.79[8,9]	1.67	1.68	1.69	1.74
Net investment income	3.14[9]	3.29	3.69[9]	3.39	3.46	3.49	3.50
Portfolio turnover (%)	14	10	17	22	25	15	26

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Annualized.

20	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05

Per share operating performance

Net asset value, beginning
of period	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87	$12.75
Net investment income[3]	0.20	0.41	0.32	0.42	0.44	0.44	0.45
Net realized and unrealized gain
(loss) on investments	(0.24)	0.45	(0.18)	(0.08)	(0.27)	(0.24)	0.11
Total from
investment operations	(0.04)	0.86	0.14	0.34	0.17	0.20	0.56
Less distributions
From net investment income	(0.20)	(0.40)	(0.32)	(0.41)	(0.43)	(0.43)	(0.44)
From net realized gain	—	(0.03)	—[4]	(0.02)	(0.01)	—[4]	—
Total distributions	(0.20)	(0.43)	(0.32)	(0.43)	(0.44)	(0.43)	(0.44)
Net asset value, end of period	$12.29	$12.53	$12.10	$12.28	$12.37	$12.64	$12.87
Total return (%)[5]	(0.37)[6,7]	7.29[6]	1.31[7]	2.83[6]	1.31[6]	1.67[6]	4.48

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$19	$14	$12	$10	$11	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[9]	1.70	1.79[8,9]	1.68	1.68	1.69	1.74
Expenses net of fee waivers	1.66[9]	1.70	1.79[8,9]	1.68	1.68	1.69	1.74
Expenses net of fee waivers
and credits	1.66[9]	1.70	1.79[8,9]	1.67	1.68	1.69	1.74
Net investment income	3.14[9]	3.30	3.67[9]	3.38	3.46	3.48	3.49
Portfolio turnover (%)	14	10	17	22	25	15	26

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Annualized.

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the six months ended November 30, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

22	Massachusetts Tax-Free Income Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level, based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $213,674 available to offset future net realized capital gains as of May 31, 2010 which expires on May 31, 2018.

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | Massachusetts Tax-Free Income Fund	23

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the Fund’s average daily net assets, (b) 0.450% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.400% of the next $250,000,000 and (e) 0.300% of the Fund’s average daily net assets in excess of $1,250,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Effective July 1, 2010, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excluded taxes, portfolio brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 0.95%, 1.65% and 1.65% for Class A, Class B and Class C shares, respectively. The fee waivers and/or reimbursements will continue in effect until September 30, 2011.

Accordingly, these expense reductions amounted to $16,553, $717 and $3,112 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2010.

24	Massachusetts Tax-Free Income Fund | Semiannual report

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

A	0.30%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $130,442 for the six months ended November 30, 2010. Of this amount, $262 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $128,301 was paid as sales commissions to broker-dealers and $1,879 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $2,205 and $1,699 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Massachusetts Tax-Free Income Fund	25

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$162,357	$37,270

B	24,524	1,690
C	100,753	6,937
Total	$287,634	$45,897

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	666,368	$8,394,121	1,775,954	$21,904,209

Distributions reinvested	108,556	1,367,280	235,299	2,911,774
Repurchased	(711,127)	(8,924,299)	(1,473,907)	(18,243,926)

Net increase	63,797	$837,102	537,346	$6,572,057

Class B shares

Sold	18,892	$238,286	44,276	$547,185
Distributions reinvested	3,371	42,452	9,519	117,621
Repurchased	(85,197)	(1,072,467)	(233,297)	(2,880,348)

Net decrease	(62,934)	($791,729)	(179,502)	($2,215,542)

Class C shares

Sold	235,746	$2,977,592	565,402	$6,967,950
Distributions reinvested	16,152	203,386	30,789	381,337
Repurchased	(80,209)	(1,000,708)	(256,168)	(3,171,240)
Net increase	171,689	$2,180,270	340,023	$4,178,047

Net increase	172,552	$2,225,643	697,867	$8,534,562

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $20,132,689 and $18,143,370, respectively, for the six months ended November 30, 2010.

26	Massachusetts Tax-Free Income Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Massachusetts Tax-Free Income Fund (the Fund), a series of John Hancock Tax-Exempt Series Fund (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients;

Semiannual report | Massachusetts Tax-Free Income Fund	27

(c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

28	Massachusetts Tax-Free Income Fund | Semiannual report

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Massachusetts Tax-Free Income Fund	13.87%	3.67%	3.69%	5.42%
BarCap Municipal TR Index	12.91%	4.41%	4.32%	5.75%
Muni Massachusetts Category Median	13.91%	3.97%	3.69%	5.30%
Morningstar 15(c) Peer Group Median	15.90%	3.52%	3.69%	5.32%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

Semiannual report | Massachusetts Tax-Free Income Fund	29

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.02%	Slightly Higher	Higher
Net Expense Ratio (Class A)	1.02%	Higher	Higher

The Board viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its Advisory Agreement Rate and reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 0.95% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until September 30, 2011. The Board favorably considered the impact of fee waivers towards ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

30	Massachusetts Tax-Free Income Fund | Semiannual report

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Semiannual report | Massachusetts Tax-Free Income Fund	31

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	The report is certified under the Sarbanes-Oxley
Secretary and Chief Legal Officer	Act, which requires mutual funds and other public
companies to affirm that, to the best of their
Francis V. Knox, Jr.	knowledge, the information in their financial reports
Chief Compliance Officer	is fairly and accurately stated in all material respects.

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

32	Massachusetts Tax-Free Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	770SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011